Credit Agreement and Guaranty - Carrying Amount Of term Loan (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Agreement and Guaranty
Notes payable	$ 1,950,000		$ 1,950,000		$ 2,625,000	$ 20,000,000
Debt issuance costs	(63,000)		(63,000)		(209,000)	(550,000)
Warrant discount	(298,000)		(298,000)		(990,000)	(2,617,000)
Total debt	1,589,000		1,589,000		1,426,000	16,833,000
Less, current portion	1,589,000		1,589,000		1,426,000	16,833,000
Amortization and debt issue costs	$ 252,000	$ 838,000	$ 838,000	$ 1,635,000	$ 1,969,000	$ 1,661,000	$ 1,341,000